Interest and similar income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Cash and balances with the Brazilian Central Bank	R$ 11,151,386	R$ 17,990,483	R$ 13,807,832
Loans and advances - Credit institutions	5,792,915	2,992,514	2,234,602
Loans and advances - Customers	100,075,356	75,859,217	81,330,804
Debt instruments	35,148,026	29,500,935	24,195,031
Pension Plans (note 21)	44,175	36,014	36,973
Other interest	10,282,781	10,804,315	6,677,465
Total	R$ 162,494,639	R$ 137,183,478	R$ 128,282,707